Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events
Subsequent Events

11.         Subsequent Events

The Company is currently applying for liquidation of all its three BVI-incorporated subsidiaries.

Apart from the aforesaid, the Company determined that there were no other subsequent events or transactions through April 28, 2025, the date these consolidated financial statements were issued.